Interests in Other Entities - Parent - Disclosure of Movements in Company's Interests in Subsidiaries - Parent (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Investments in subsidiaries	£ 11,635	£ 11,630
Cost
Disclosure of subsidiaries [line items]
Investments in subsidiaries	11,645	11,645
Accumulated impairment
Disclosure of subsidiaries [line items]
Investments in subsidiaries	£ (10)	£ (15)